Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Accounts receivable	$1,664,543	$1,317,031
Less: allowance for doubtful accounts	(763,247)	(599,322)
Total accounts receivable, net	$901,296	$717,709

The following summarizes the changes to the allowance for expected credit losses related to our accounts receivable:

	As of March 31, 2026	As of March 31, 2025
Beginning balance	$599,322	$443,163
Provision for (Reversal of) bad debts	128,948	128,929
Effect of translation	34,977	27,230
Ending balance	$763,247	$599,322

Provisions for doubtful accounts were $128,948, $128,929 and $446,452 for the years ended March 31, 2026, 2025 and 2024, respectively.